Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses consisted of the following:

	December 31,	December 31,
	2014	2013
Customer deposits	2,516,202	1,795,803
Accrued compensation and benefits	984,227	795,584
Other payables	379,019	242,993
Accrued interest	1,025,623	2,250
Due to Arthrex	324,531	1,630,564
Accrued professional fees	285,446	199,634
Accrued loss on abandonment of lease, current portion	103,176	—
Accrued Angel machine refurbishment costs	600,000	—
	$6,218,224	$4,666,828